Consolidated balance sheet - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
ASSETS
Cash and non-interest-bearing deposits with banks	[1]	$ 31,535	$ 34,573
Interest-bearing deposits with banks		32,326	22,424
Securities (Note 4)		175,879	161,401
Cash collateral on securities borrowed		15,326	12,368
Securities purchased under resale agreements		69,213	67,572
Loans (Note 5)
Residential mortgages		269,706	251,526
Personal		45,429	41,897
Credit card		16,479	11,134
Business and government		188,542	150,213
Allowance for credit losses		(3,073)	(2,849)
Total loans		517,083	451,921
Other
Derivative instruments (Note 12)		43,035	35,912
Customers' liability under acceptances		11,574	10,958
Property and equipment (Note 7)		3,377	3,286
Goodwill (Note 8)		5,348	4,954
Software and other intangible assets (Note 8)		2,592	2,029
Investments in equity-accounted associates and joint ventures (Note 25)		632	658
Deferred tax assets (Note 19)		480	402
Other assets (Note 9)		35,197	29,225
Other miscellaneous assets		102,235	87,424
Total assets		943,597	837,683
Deposits (Note 10)
Personal		232,095	213,932
Business and government		397,188	344,388
Bank		22,523	20,246
Secured borrowings		45,766	42,592
Deposits		697,572	621,158
Obligations related to securities sold short		15,284	22,790
Cash collateral on securities lent		4,853	2,463
Obligations related to securities sold under repurchase agreements		77,171	71,880
Other
Derivative instruments (Note 12)		52,340	32,101
Acceptances		11,586	10,961
Deferred tax liabilities (Note 19)		45	38
Other liabilities (Note 11)		28,072	24,923
Other miscellaneous liabilities		92,043	68,023
Subordinated indebtedness (Note 14)		6,292	5,539
Equity
Contributed surplus		115	110
Retained earnings		28,823	25,793
Accumulated other comprehensive income (AOCI)		1,594	1,069
Total shareholders' equity		50,181	45,648
Non-controlling interests		201	182
Total equity		50,382	45,830
Total liabilities and equities		943,597	837,683
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 15)		4,923	4,325
Total equity		4,923	4,325
Common shares [member]
Equity
Issued shares (Note 15)		14,726	14,351
Total equity		$ 14,726	$ 14,351

[1]	Includes restricted cash of $493 million (2021: $446 million) and interest-bearing demand deposits with Bank of Canada.